INCOME TAXES (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets	$ 1,059,032	$ 1,111,923	$ 1,206,010
Less Valuation allowance	(1,059,032)	(1,111,923)	(1,206,010)
Net deferred tax assets
Canada [Member]
Deferred tax assets	351,500	538,644	753,850
Hong kong [Member]
Deferred tax assets	39,714	46,636	44,389
PRC [Member]
Deferred tax assets	$ 668,168	$ 526,643	$ 407,771